21. Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued operations
Income from discontinued operations
2018
ARS 000

Revenues	35,919
Cost of sales	(49,999)
Gross (loss) income	(14,080)

Other operating income	983,475
Operating income	969,395

(Loss) on net monetary position	(280,765)
Income before tax from discontinued operations	688,630
Income tax for the year	(110,237)
Income for the year from discontinued operations	578,393

Cash flows of discontinued operations
2018
ARS 000

Operating activities	(14,080)

Earnings per share from discontinued operations
2018

- Basic and diluted income per share from discontinued operations	ARS 0.38